Taxation	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Taxation
9.	Taxation

a)	Income taxes
Cayman Islands
Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company in the Cayman Islands to its shareholders, no Cayman Islands withholding tax will be imposed.
British Virgin Islands
Under the current laws of the British Virgin Islands, entities incorporated in British Virgin Islands are exempted from income tax on their foreign-derived incomes in the BVI. There are no withholding taxes in the BVI.
Singapore
Under the Singapore tax laws, subsidiaries in Singapore are subject to a unified 17% tax rate, except for certain entities that are entitled to preferential tax treatments, and there are no withholding taxes in Singapore on remittance of dividends.
For the years ended December 31, 2020 and 2021, the
 Company’s overseas entity recognized income tax expense amounted to RMB1.0 million and RMB0.3 million, respectively, for the assessable profits base on the existing legislation, interpretation and practice of Singapore.
Hong Kong
Subsidiary incorporated in Hong Kong is subject to Hong Kong profits tax at a rate of 16.5% for taxable income earned in Hong Kong before April 1, 2018. Starting from the financial year commencing on April 1, 2018, the two-tiered
profits tax regime took effect, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million. As an anti-avoidance measure, a group of “connected entities” can only nominate one entity within the Group to enjoy the reduced tax rate for a given year of assessment.
China
Under the Enterprise Income Tax Law of the PRC, the Company’s Chinese subsidiaries, VIEs and subsidiaries of VIEs are subject to an income tax of
25%
,
except for Guangzhou Lizhi and Guangzhou Huanliao. Due to their current status of entitled High and New Technology Enterprise (“HNTE”), Guangzhou Lizhi and Guangzhou Huanliao enjoy a preferential tax rate of 15% starting from 2017 and 2021, respectively. This status is subject to annual evaluation and a requirement that Guangzhou Lizhi reapply for HNTE status every three years.
The following table presents a reconciliation of the differences between the statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2019, 2020 and 2021:

	For the year ended December 31,
	2019	2020	2021
	%	%	%
Statutory income tax rate of the PRC	25.0	25.0	25.0
Tax rate difference from preferential tax treatments and statutory rate in other jurisdictions	(7.4)	(16.3)	(16.5)
Effect of withholding taxes	—	—	(0.3)
Permanent differences	5.6	16.9	26.6
Change in valuation allowances	(23.2)	(26.8)	(35.2)

Effective income tax rate	—	(1.2)	(0.4)

As of December 31, 2021, certain entities of the Company had net operating tax loss carry forwards as follows:

RMB
Loss expiring in 2022	7,626
Loss expiring in 2023	5,620
Loss expiring in 2024	18,949
Loss expiring in 2025	22,150
Loss expiring in 2026	64,533
Loss expiring in 2027	15,141
Loss expiring in 2028	47,863
Loss expiring in 2029	156,879
Loss expiring in 2030	156,066
Loss expiring in 2031	207,664

702,491

b)	Deferred tax assets and liabilities
The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2020 and 2021:

	December 31, 2020	December 31, 2021
	RMB	RMB
Deferred tax assets:
Net operating tax loss carry forwards	72,988	112,248
Advertising expenses in excess of deduction limit	709	63
Deferred revenue	910	527

Total deferred tax assets	74,607	112,838

Less: valuation allowances	(74,607)	(112,838)

Net deferred tax assets	—	—

The Group does not believe that sufficient positive evidence exists to conclude that the recoverability of deferred tax assets of certain entities of the Group is more likely than not to be realized. Consequently, the Group has provided full valuation allowances on the related deferred tax assets. The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the years presented:

	Balance at January 1	Movement*	Balance at December 31
	RMB	RMB	RMB
2019	(50,499)	(29,821)	(80,320)
2020	(80,320)	5,713	(74,607)
2021	(74,607)	(38,231)	(112,838)

*
The movement in valuation allowances were due to the changes of deferred tax assets recognized for net operating tax loss carry forwards, advertising expenses in excess of deduction limit and deferred revenue.

c)	Withholding income tax
The enterprise income tax (“EIT”) Law also imposes a withholding income tax of 10% on dividends distributed by a foreign-invested entity (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate that may be lowered to 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The State Administration of Taxation (“SAT”) further promulgated Circular 601 on October 27, 2009, which provides that tax treaty benefits will be denied to “conduit” or shell companies without business substance and that a beneficial ownership analysis will be used based on a “substance-over-form” principle to determine whether or not to grant the tax treaty benefits. Further, the SAT promulgated the Notice on Issues Related to the “Beneficial Owner” in Tax Treaties in February 2018, which requires the “beneficial owner” to have ownership and the right to dispose of the income or the rights and properties giving rise to the income and generally engage in substantive business activities and sets forth certain detailed factors in determining the “beneficial owner” status.
To the extent that subsidiaries, VIEs and subsidiaries of VIEs of the Group have undistributed earnings, the Company will accrue appropriate expected withholding tax associated with repatriation of such undistributed earnings. As of December 31, 2020 and 2021, the Company did not record any such withholding tax of its subsidiaries, the
VIEs and subsidiaries of VIEs in the PRC as they are still in accumulated deficit position.